Long-term debt - Changes in consolidated long-term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Long-term debt
Initial debt balance		$ 4,510,388	$ 4,543,609	$ 4,584,594
New loans		3,500,000
Debt repayment	$ (682)	(13,967)	(42,592)	(40,790)
Amortization of debt securities	(146,576)	(3,000,000)
Payment of commissions and other expenses	$ (628)	(12,859)
Amortization of expenses		12,595	2,851	2,663
Exchange rate fluctuation		465	6,520	(2,858)
Ending balance of debt		$ 4,996,622	$ 4,510,388	$ 4,543,609